Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
	Mining	Non-producing	Plant and	Corporate office
	interests	properties	equipment	equipment	Total

Cost
Balance at January 1, 2016	$63,954	$75,746	$38,196	$161	$178,057
Assets additions	4,569	1,583	1,817	3	7,972
Change in decommissioning provision	(952)	61	-	-	(891)
Disposals	-	-	-	(83)	(83)
Balance at December 31, 2016	67,571	77,390	40,013	81	185,055
Assets additions	5,233	5,526	8,795	3	19,557
Property purchase option acquired	-	7,108	-	-	7,108
Change in decommissioning provision	(37)	38	-	-	1
Reclassification	31,595	(31,595)	-	-	-
Balance at December 31, 2017	$104,362	$58,467	$48,808	$84	$211,721

Accumulated depreciation
and depletion
Balance at January 1, 2016	$28,298	$50,502	$18,305	$77	$97,182
Depreciation/depletion for the year	3,112	-	4,261	15	7,388
Disposals	-	-	-	(63)	(63)
Balance at December 31, 2016	31,410	50,502	22,566	29	104,507
Depreciation/depletion for the year	3,438	-	3,261	10	6,709
Write-down of equipment	-	-	204	-	204
Balance at December 31, 2017	$34,848	$50,502	$26,031	$39	$111,420

Carrying value
at December 31, 2016	$36,161	$26,888	$17,447	$52	$80,548
at December 31, 2017	$69,514	$7,965	$22,777	$45	$100,301